LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                       OCTOBER 31, 2001
--------------------------------------------------------------------------------

    SHARES         SECURITY                                          VALUE
================================================================================
COMMON STOCKS -- 95.8%
COMMUNICATIONS -- 2.5%
     182,800       SBC Communications Inc.                        $  6,966,508
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 9.6%
     340,537       Microsoft Corp.*                                 19,802,227
      19,500       National Instruments Corp.*                         561,795
     458,596       Oracle Corp.*                                     6,218,562
--------------------------------------------------------------------------------
                                                                    26,582,584
--------------------------------------------------------------------------------
COMPUTER & TELECOMMUNICATIONS EQUIPMENT -- 10.6%
     406,669       Cisco Systems Inc.*                               6,880,839
     174,586       Dell Computer Corp.*                              4,186,572
     128,268       EMC Corp.*                                        1,580,262
     120,043       International Business Machines Corp.            12,973,047
      74,100       Network Appliance Inc.*                             985,530
     272,704       Sun Microsystems Inc.*                            2,767,946
--------------------------------------------------------------------------------
                                                                    29,374,196
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.1%
      55,700       Automatic Data Processing Inc.                    2,877,462
      49,240       Concord EFS Inc.*                                 1,347,699
      52,392       Paychex Inc.                                      1,679,688
--------------------------------------------------------------------------------
                                                                     5,904,849
--------------------------------------------------------------------------------
CONGLOMERATES -- 10.8%
     604,432       General Electric Co.                             22,007,369
      20,300       Minnesota Mining & Manufacturing Co.              2,118,914
     119,200       Tyco International Ltd.                           5,857,488
--------------------------------------------------------------------------------
                                                                    29,983,771
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 10.4%
      49,500       Anheuser-Busch Companies, Inc.                    2,062,170
      26,500       Cardinal Health Inc.                              1,778,415
     191,131       Coca Cola Co.                                     9,151,352
     120,414       PepsiCo Inc.                                      5,865,366
     106,900       Philip Morris Cos., Inc.                          5,002,920
      53,000       Procter & Gamble Co.                              3,910,340
      38,000       SYSCO Corp.                                         916,180
--------------------------------------------------------------------------------
                                                                    28,686,743
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.4%
      52,267       Carnival Corp.                                    1,138,375
--------------------------------------------------------------------------------
FINANCE -- 8.8%
     146,714       American Express Co.                              4,317,793
      62,916       Bank of New York Inc.                             2,139,773
       6,000       Capital One Financial Corp.                         247,860
      53,093       Freddie Mac                                       3,600,767
      75,624       Fannie Mae                                        6,122,519
      59,614       MBNA Corp.                                        1,645,942
      24,846       Marsh & McLennan Companies Inc.                   2,403,850
      38,584       Morgan Stanley Dean Witter & Co.                  1,887,529

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     15 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2001
--------------------------------------------------------------------------------

   SHARES          SECURITY                                             VALUE
--------------------------------------------------------------------------------
FINANCE -- (CONTINUED)
      14,800       Northern Trust Corp.                           $    747,252
      18,600       State Street Corp.                                  847,044
      13,000       Synovus Financial Corp.                             299,260
--------------------------------------------------------------------------------
                                                                    24,259,589
--------------------------------------------------------------------------------
HEALTHCARE -- 23.7%
     120,311       Abbott Laboratories                               6,374,077
      90,000       American Home Products Corp.                      5,024,700
     121,194       Bristol Myers Squibb Co.                          6,477,819
      94,507       Eli Lilly & Co.                                   7,229,785
     204,354       Johnson & Johnson                                11,834,140
     166,727       Merck & Co Inc.                                  10,638,850
     366,247       Pfizer Inc.                                      15,345,749
      73,820       Schering-Plough Corp.                             2,744,628
--------------------------------------------------------------------------------
                                                                    65,669,748
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.7%
      49,305       Amgen Inc.*                                       2,801,510
      28,400       Biomet, Inc.                                        866,200
      55,240       Health Management Associates*                     1,076,628
      71,163       Medtronic Inc.                                    2,867,869
--------------------------------------------------------------------------------
                                                                     7,612,207
--------------------------------------------------------------------------------
RETAIL -- 9.8%
      28,011       Bed Bath & Beyond Inc.*                             701,956
     196,987       Home Depot                                        7,530,813
      55,500       Intimate Brands Inc.                                629,925
      24,700       TJX Companies Inc.                                  834,860
     102,128       Walgreen Co.                                      3,306,905
     277,249       Wal-Mart Stores Inc.                             14,250,599
--------------------------------------------------------------------------------
                                                                    27,255,058
--------------------------------------------------------------------------------
SEMI-CONDUCTORS -- 4.4%
      33,028       Altera Corp.*                                       667,166
     378,768       Intel Corp.                                       9,249,515
      43,053       Linear Technologies Corp.                         1,670,456
      17,979       Microchip Technology Inc.*                          561,304
--------------------------------------------------------------------------------
                                                                    12,148,441
--------------------------------------------------------------------------------
                   TOTAL COMMON STOCKS
                     (Identified Cost-- $296,278,693)              265,582,069
================================================================================
REPURCHASE AGREEMENT -- 4.2%
                   First Union Repurchase Agreement,
                     2.60% due 11/1/01 proceeds at maturity
                     $11,523,832 (Fully Collateralized by
                     Freddie Mac, 6.625% due 8/15/02
                     Valued at $11,760,525);
                     (Identified Cost -- $11,523,000)               11,523,000
================================================================================
                   TOTAL INVESTMENTS
                     (Identified Cost-- $307,801,693)             $277,105,069
================================================================================
* NON-INCOME PRODUCING SECURITY

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     16 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                            OCTOBER 31, 2001
--------------------------------------------------------------------------------
ASSETS:
    Investments at value (Note 1A)
    (Identified Cost, $307,801,693)                               $277,105,069
    Cash                                                                   857
    Dividends and interest receivable                                  238,947
--------------------------------------------------------------------------------
    TOTAL ASSETS                                                   277,344,873
--------------------------------------------------------------------------------
LIABILITIES:
    Payable to affiliates-- Management fees (Note 2)                   162,297
    Accrued expenses and other liabilities                             228,196
--------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                  390,493
--------------------------------------------------------------------------------
NET ASSETS                                                        $276,954,380
================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS          $276,954,380
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     17 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 2001

INVESTMENT INCOME:
     Dividend income                                            $   3,154,550
     Interest income                                                  645,786
--------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                        3,800,336
--------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                       2,460,574
     Legal fees                                                        31,133
     Custody and fund accounting fees                                  35,717
     Audit fees                                                        28,000
     Trustees fees                                                     15,354
     Other                                                             13,056
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                 2,583,834
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               1,216,502
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss from investment transactions               (19,625,260)
     Unrealized depreciation of investments                      (125,222,498)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (144,847,758)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(143,631,256)
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     18 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED OCTOBER 31,
                                                    ----------------------
                                                    2001              2000
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment income                      $   1,216,502     $     564,683
     Net realized gain (loss) on
       investment transactions                    (19,625,260)       58,018,534
     Unrealized depreciation of investments      (125,222,498)      (39,456,044)
--------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                 (143,631,256)       19,127,173
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
     Proceeds from contributions                   33,985,417       142,787,874
     Value of withdrawals                        (155,724,137)     (322,890,902)
--------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS FROM
       CAPITAL TRANSACTIONS                      (121,738,720)     (180,103,028)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                       (265,369,976)     (160,975,855)
--------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                          542,324,356       703,300,211
--------------------------------------------------------------------------------
     END OF PERIOD                              $ 276,954,380     $ 542,324,356
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     19 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                         TEN MONTHS
                                                                     YEAR ENDED OCTOBER 31,                ENDED        YEAR ENDED
                                                         -------------------------------------------     OCTOBER 31,    DECEMBER 31,
                                                         2001         2000         1999         1998         1997          1996
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's omitted)          $276,954     $542,324     $703,300     $610,904     $324,913      $288,562
    Ratio of expenses to average net assets                0.63%        0.63%        0.67%        0.71%        0.60%*        0.60%
    Ratio of net investment income
      to average net assets                                0.30%        0.09%        0.04%        0.23%        0.62%*        1.10%
    Portfolio turnover                                       29%          80%         108%          53%         103%           90%
====================================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     20 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Large Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citi Fund Management Inc. ("the Manager"). On April 1, 2001, Citibank N.A. transferred its asset management business, including management of the Fund, to its newly formed affiliate, the Manager.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

F.   OTHER   Investment   transactions   are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.


2.   Management Fees

The Manager is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

                     21 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The management fees paid to the Manager amounted to $2,460,574 for the year ended October 31, 2001. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.


3.   Purchases And Sales Of Investments

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $115,115,386 and $231,870,258, respectively, for the year ended October 31, 2001.


4.   Federal Income Tax Basis Of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2001, as computed on a federal income tax basis, are as follows:

================================================================================
Aggregate cost                                                 $307,801,693
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $ 17,593,058
Gross unrealized depreciation                                   (48,289,682)
--------------------------------------------------------------------------------
Net unrealized depreciation                                    $(30,696,624)
================================================================================


5.   Line of Credit

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 2001, the commitment fee allocated to the Portfolio was $709. Since the line of credit was established, there have been no borrowings.


6.   Subsequent Event

On October 29, 2001, the Board of Trustees approved the termination of the Portfolio effective November 1, 2001. The owners of beneficial interest in the Portfolio as of November 1, 2001 received their respective share of the Portfolio's net assets.

                     22 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF LARGE CAP GROWTH PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap Growth Portfolio (the
"Fund"), a series of The Premium Portfolios, at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These finanacial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 2001





                     23 | 2001 Annual Report to Shareholders